Provisions - Changes in Provisions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in provisions
Beginning Balance	$ 203,946	$ 217,512
Provisions established	177,935	180,506
Provisions used	(178,507)	(192,151)
Provisions released		(1,921)
Ending Balance	203,374	203,946
Minimum dividends
Changes in provisions
Beginning Balance		172,804
Provisions established	177,902	178,462
Provisions used	(178,462)	(172,804)
Provisions released
Contingent loan risks
Changes in provisions
Beginning Balance		22,975
Provisions established		2,041
Provisions used	(45)
Provisions released
Other
Changes in provisions
Beginning Balance	468	21,733
Provisions established	33	3
Provisions used		(19,347)
Provisions released		(1,921)
Ending Balance	$ 501	$ 468